Onerous contracts (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Components of Onerous Contracts [Abstract]
Onerous lease commitments	$ 0.0	$ 10.2
Onerous rig construction contracts acquired	71.3	71.3
Total onerous contracts	71.3	81.5
ASU 2016-02 [Member]
Components of Onerous Contracts [Abstract]
Onerous lease commitments reclassified as offset to right-of-use asset		$ 10.2
Hull B366 [Member]
Components of Onerous Contracts [Abstract]
Onerous rig construction contracts acquired	16.8
Hull B367 [Member]
Components of Onerous Contracts [Abstract]
Onerous rig construction contracts acquired	26.9
Hull B368 [Member]
Components of Onerous Contracts [Abstract]
Onerous rig construction contracts acquired	$ 27.6